Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Argentina	$(1,661)	$(11,669)	$(10,524)
Paraguay	3,971	1,719	(13,168)
Uruguay	33,076	40,843	35,932
Panama	(18,731)	(18,707)	(12,719)
Marshall Islands	(33,424)	(6,312)	687
Others	(211)	(600)	3
Total (loss)/income before income taxes and noncontrolling interest	$(16,980)	$5,274	$211

Schedule of income tax benefit/(expense)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Current	$(626)	$559	$(316)
Deferred	1,183	442	2,250
Total Argentina	$557	$1,001	$1,934
Current	$(232)	$(658)	$(826)
Deferred	(49)	4,211	(1,143)
Total Paraguay	$(281)	$3,553	$(1,969)
Total income tax benefit/(expense)	$276	$4,554	$(35)

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Loss before income taxes and noncontrolling interest	$(1,661)	$(11,669)	$(10,524)
Statutory tax rate	35%	35%	35%
Income before taxes at the statutory tax rate	581	4,084	3,683
Permanent differences	(24)	(3,083)	(1,749)
Income tax benefit of the year	$557	$1,001	$1,934

Components of deferred income taxes
	December 31	December 31
	2014	2013
Deferred income tax assets:
Future deductible differences	$2,271	$17
Tax loss carry-forward	—	2,013
Total deferred income tax assets	2,271	2,030
Deferred income tax liabilities:
Intangible assets	(9,198)	(10,186)
Property, plant and equipment, net	(5,281)	(5,348)
Other	(527)	(365)
Total deferred income tax liabilities	(15,006)	(15,899)
Net deferred income tax liabilities	$(12,735)	$(13,869)